Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2017
Offsetting Financial Assets and Financial Liabilities [Abstract]
Disclosure of offsetting of financial assets and financial liabilities [text block]

Offsetting Financial Assets and Financial Liabilities

The Group is eligible to present certain financial assets and financial liabilities on a net basis on the balance sheet pursuant to criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”.

The following tables provide information on the impact of offsetting on the consolidated balance sheet, as well as the financial impact of netting for instruments subject to an enforceable master netting arrangement or similar agreement as well as available cash and financial instrument collateral.

Assets

	Dec 31, 2017
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral [1]	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	8,136	(455)	7,681	0	0	(7,675)	7
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,290	0	2,290	0	0	(2,239)	51
Securities borrowed (enforceable)	14,987	0	14,987	0	0	(14,093)	894
Securities borrowed (non-enforceable)	1,744	0	1,744	0	0	(1,661)	83
Financial assets at fair value through profit or loss
Trading assets	185,127	(465)	184,661	0	(81)	(86)	184,495
Positive market values from derivative financial instruments (enforceable)	363,859	(18,237)	345,622	(285,421)	(41,842)	(7,868)	10,490
Positive market values from derivative financial instruments (non-enforceable)	15,410	0	15,410	0	(1,811)	(1,276)	12,323
Financial assets designated at fair value through profit or loss (enforceable)	125,869	(64,003)	61,865	(728)	(773)	(56,410)	3,954
Financial assets designated at fair value through profit or loss (non-enforceable)	29,411	0	29,411	0	0	(20,534)	8,876
Total financial assets at fair value through profit or loss	719,676	(82,706)	636,970	(286,149)	(44,508)	(86,174)	220,138
Loans	401,699	0	401,699	0	(12,642)	(40,775)	348,282
Other assets	112,023	(10,531)	101,491	(29,854)	(569)	(94)	70,975
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,859	(706)	3,153	(2,461)	(565)	(94)	33
Remaining assets not subject to netting	307,869	0	307,869	0	(390)	(70)	307,409
Total assets	1,568,425	(93,692)	1,474,732	(316,003)	(58,109)	(152,782)	947,839

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Dec 31, 2017
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet	Net amounts of financial liabilities presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposits	580,812	0	580,812	0	0	0	580,812
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	13,318	(455)	12,863	0	0	(12,863)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	5,242	0	5,242	0	0	(4,985)	257
Securities loaned (enforceable)	6,688	0	6,688	0	0	(6,688)	0
Securities loaned (non-enforceable)	0	0	0	0	0	0	0
Financial liabilities at fair value through profit or loss
Trading liabilities	72,106	(643)	71,462	0	0	0	71,462
Negative market values from derivative financial instruments (enforceable)	347,496	(17,928)	329,568	(286,720)	(25,480)	(6,124)	11,244
Negative market values from derivative financial instruments (non-enforceable)	13,158	0	13,158	0	(1,913)	(615)	10,630
Financial liabilities designated at fair value through profit or loss (enforceable)	104,594	(63,360)	41,234	(728)	0	(40,506)	0
Financial liabilities designated at fair value through profit or loss (non-enforceable)	23,214	0	23,214	0	1,111	(13,646)	10,679
Total financial liabilities at fair value through profit or loss	560,568	(81,932)	478,636	(287,448)	(26,282)	(60,891)	104,015
Other liabilities	143,514	(11,306)	132,208	(44,815)	(31)	(87)	87,275
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,841	(547)	1,294	(1,162)	(31)	(87)	15
Remaining liabilities not subject to netting	190,183	0	190,183	0	0	0	190,183
Total liabilities	1,500,326	(93,692)	1,406,633	(332,263)	(26,314)	(85,514)	962,542

Effective November 30, 2017, the Group elected to convert its interest rate swaps (IRS) transacted with the London Clearing House from the previous collateral model to a settlement model. The IRS are now legally settled on a daily basis resulting in derecognition of the associated assets and liabilities. Previously, the Group applied the principles of IAS 32 offsetting to present net the positive (negative) carrying amounts of the IRS and associated variation mar-gin payables (receivables). As a result, Gross amounts of financial assets and financial liabilities and correspond-ing Gross amounts set off on the balance sheet decreased by € 87.3 billion as of December 31, 2017, with no change to the Net amounts of financial assets and financial liabilities presented on the balance sheet.

Assets

	Dec 31, 2016
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral [1]	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	17,755	(4,020)	13,735	0	0	(13,719)	16
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,552	0	2,552	0	0	(2,225)	327
Securities borrowed (enforceable)	18,470	0	18,470	0	0	(17,637)	832
Securities borrowed (non-enforceable)	1,611	0	1,611	0	0	(1,555)	56
Financial assets at fair value through profit or loss
Trading assets	171,520	(477)	171,044	0	(101)	(884)	170,059
Positive market values from derivative financial instruments (enforceable)	592,048	(126,523)	465,525	(386,727)	(51,790)	(9,349)	17,658
Positive market values from derivative financial instruments (non-enforceable)	19,625	0	19,625	0	(2,055)	(1,244)	16,327
Financial assets designated at fair value through profit or loss (enforceable)	95,802	(40,998)	54,804	(2,748)	(928)	(46,670)	4,457
Financial assets designated at fair value through profit or loss (non-enforceable)	32,783	0	32,783	0	0	(21,074)	11,709
Total financial assets at fair value through profit or loss	911,778	(167,998)	743,781	(389,475)	(54,874)	(79,221)	220,211
Loans	408,909	0	408,909	0	(13,039)	(47,703)	348,167
Other assets	153,732	(27,686)	126,045	(39,567)	(589)	(104)	85,786
thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	8,830	(5,314)	3,516	(2,719)	(589)	(104)	104
Remaining assets not subject to netting	275,442	0	275,442	0	(423)	(307)	274,712
Total assets	1,790,249	(199,704)	1,590,546	(429,042)	(68,925)	(162,473)	930,106

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Dec 31, 2016
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet	Net amounts of financial liabilities presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposits	550,204	0	550,204	0	0	0	550,204
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	21,209	(4,020)	17,189	0	0	(17,189)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	8,551	0	8,551	0	0	(8,403)	149
Securities loaned (enforceable)	3,524	0	3,524	0	0	(3,524)	0
Securities loaned (non-enforceable)	75	0	75	0	0	(50)	25
Financial liabilities at fair value through profit or loss
Trading liabilities	57,902	(873)	57,029	0	0	0	57,029
Negative market values from derivative financial instruments (enforceable)	569,064	(124,325)	444,739	(386,612)	(35,124)	(9,325)	13,678
Negative market values from derivative financial instruments (non-enforceable)	19,119	0	19,119	0	(1,721)	(897)	16,501
Financial liabilities designated at fair value through profit or loss (enforceable)	82,421	(39,031)	43,390	(2,748)	0	(40,642)	0
Financial liabilities designated at fair value through profit or loss (non-enforceable)	17,694	0	17,694	0	(7,910)	(7,664)	2,120
Total financial liabilities at fair value through profit or loss	746,200	(164,228)	581,971	(389,360)	(44,755)	(58,528)	89,328
Other liabilities	186,896	(31,456)	155,440	(56,679)	(1,298)	0	97,463
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	5,793	(1,200)	4,593	(2,834)	(1,297)	0	463
Remaining liabilities not subject to netting	208,773	0	208,773	0	0	0	208,773
Total liabilities	1,725,431	(199,704)	1,525,727	(446,039)	(46,053)	(87,693)	945,942

The column ‘Gross amounts set off on the balance sheet’ discloses the amounts offset in accordance with all the criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”.

The column ‘Impact of Master Netting Agreements’ discloses the amounts that are subject to master netting agreements but were not offset because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only. The amounts presented for other assets and other liabilities include cash margin receivables and payables respectively.

The columns ‘Cash collateral’ and ‘Financial instrument collateral’ disclose the cash and financial instrument collateral amounts received or pledged in relation to the total amounts of assets and liabilities, including those that were not offset.

Non-enforceable master netting agreements or similar agreements refer to contracts executed in jurisdictions where the rights of set off may not be upheld under the local bankruptcy laws.

The cash collateral received against the positive market values of derivatives and the cash collateral pledged towards the negative mark-to-market values of derivatives are booked within the ‘Other liabilities’ and ‘Other assets’ balances respectively.

The Cash and Financial instrument collateral amounts disclosed reflect their fair values. The rights of set off relating to the cash and financial instrument collateral are conditional upon the default of the counterparty.